Lease Liabilities - Summary of Lease Liabilities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 CAD ($)
Lease Liabilities [Abstract]
As at January 1, 2019	$ 1,494
Additions	590
Interest Expense	82	$ 82
Lease Payments	(232)
Terminations	(11)
Re-measurement	15
Exchange Rate Movements and Other	(22)
As at December 31, 2019	1,916	1,916
Less: Current Portion	196	196
Long-Term Portion	$ 1,720	$ 1,720